Acceptances (Tables)	12 Months Ended
Mar. 31, 2020
Acceptances - Schedule Of Other Financial Liabilities
Schedule of Other Financial Liabilities
	As At March 31
	2020	2019
	(in thousands)
Payable under the film financing arrangements	$1,858	$8,366
	$1,858	$8,366